Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

8. Share-Based Compensation

Leju Plan

In November 2013, the Company adopted a share incentive plan ("Leju Plan"), which allows the Company to offer a variety of share‑based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued would be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan, and would be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the Leju Plan. On December 1, 2016, the award pool under Leju plan was automatically increased by 7,553,422 ordinary shares. On December 1, 2019, the award pool under Leju plan was automatically increased by 7,833,224 ordinary shares. Options have a ten-year life.

Share Options:

During 2018, the Company granted 5,968,000 options to purchase its ordinary shares to certain of the Group's employees at an exercise price from $1.41 to $1.55 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

During 2019 and 2020, there were no options granted under Leju Plan.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2018
Risk-free rate of return	2.96%
Contractual life of option	10 years
Estimated volatility rate	66.34%
Dividend yield	1.00%

A summary of option activities under the Leju Plan during the year ended December 31, 2020 is presented below:

			Weighted
			Average
			Remaining	Aggregate
		Weighted	Contractual	Intrinsic
	Number of	Average	Term	Value of
	Options	Exercise Price	(in years)	Options
		$		$
Outstanding, as of January 1, 2020	12,768,545	3.33	6.46
Granted
Exercised	(429,968)	1.42		471,610
Forfeited	(535,173)	3.66
Outstanding, as of December 31, 2020	11,803,404	3.39	5.39
Vested and expected to vest as of December 31, 2020	11,714,361	3.40	5.37
Exercisable as of December 31, 2020	10,246,364	3.69	5.07

The weighted average grant-date fair value of the options granted in 2018 was $0.75 per share. For the years ended December 31, 2018, 2019 and 2020, the Company recorded compensation expenses of $4,010,147,  $2,268,554 and $1,415,526 for the share options granted to the Group's employees, respectively. During the years ended December 31, 2018, 2019 and 2020, nil,  48,757 and 429,968 options were exercised having a total intrinsic value of $ nil,  $20,441 and $471,610, respectively. The proceeds from exercise of options were nil,  $69,214 and $611,734 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, there was $561,737 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 0.46 years.

Restricted Shares:

Restricted shares are restricted from voting or receiving dividends until the shares are vested based on the stipulated service periods as set out in the award agreements.

There were no restricted shares granted under Leju Plan in 2018.

The Company granted 250,000 restricted shares to certain employees in 2019. Under the terms of each restricted shares, restricted shares vest over three years.

On March 15, 2019, the board of directors approved that portion of bonus for the senior management team would be paid in the form of restricted shares. For the year ended December 31, 2019, the Company recorded compensation expenses of $1,225,000 for 800,000 restricted shares that were granted to the senior management team in June, 2020.

On May 28, 2020, the board of directors also approved that portion of bonus for the senior management team would be paid in the form of restricted shares. For the year ended December 31, 2020, the Company recorded compensation expenses of $1,425,000 and the restricted shares have not been granted as of report date.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2020 is presented below:

		Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Outstanding, as of January 1, 2020	250,000	1.65
Granted	800,000	1.50
Vested	(83,333)	1.65
Forfeited	—
Outstanding, as of December 31, 2020	966,667	1.53

The total grant-date fair value of restricted shares vested in 2018, 2019 and 2020 was nil, nil and $137,500, respectively.

For the years ended December 31, 2018, 2019 and 2020, the Company recorded compensation expenses of nil,  $103,125 and $137,500 for the restricted shares granted to the Group’s employees which did not include the restricted shares granted as the bonus for the senior management team, respectively.

As of December 31, 2020, there was $171,875 of total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.25 years.

Omnigold Plan:

In 2015, the Group’s subsidiary, Omnigold Holdings Limited ("Omnigold"), adopted a share incentive plan ("Omnigold Plan"), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan would initially be 5,000,000 as of the date of the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Dare”), and (ii) the Ominigold Plan would be increased automatically by 5% of the then total issued and outstanding shares of Omnigold on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

There were no options granted under Omnigold Plan in 2018, 2019 and 2020.

For the years ended December 31, 2018, 2019 and 2020, the Company recorded compensation expenses of $48,215,  nil and nil, respectively.

There were no options exercised during the years ended December 31, 2018, 2019 and 2020.

As of December 31, 2020, there was no unrecognized compensation expense given that all share options granted under the Omnigold Plan had been vested.